Borrowings - Loan from shareholder (Details) $ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 USD ($)
Borrowings
Proceeds from borrowings	$ 33,333	$ 3,291	$ 11,515		$ 1,838
Average
Borrowings
Interest rate	22.63%	25.37%	24.31%	24.31%	25.37%
Loan from shareholder
Borrowings
Proceeds from borrowings	$ 5,500		$ 4,000	$ 5.9
Loan from shareholder | Average
Borrowings
Proceeds from borrowings	$ 159	$ 118
Interest rate	5.90%	5.90%	6.47%	6.47%	5.05%